Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 35.07%
iShares 0-3 Month Treasury Bond ETF		1,000	$100,050
Schwab Short-Term U.S. Treasury ETF		1,988	98,485
SPDR Portfolio Short Term Treasury ETF		1,663	49,308
Vanguard Short-Term Treasury ETF		1,661	98,431
TOTAL EXCHANGE TRADED FUNDS (Cost $349,476)			346,274

	Contracts	Notional Amount
PURCHASED OPTIONS - 129.38% (a)(b)
CALL OPTIONS - 119.06%
Invesco QQQ Trust Series 1, Expires 2/10/2023, Strike Price $358.43	28	$1,015,112	109,144
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $0.45	22	993,608	981,516
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $449.32	22	993,608	84,737
			1,175,397
PUT OPTIONS - 10.32%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price $118.35	80	967,520	37,474
SPDR S&P 500® Trust ETF, Expires 2/10/2023, Strike Price $180.18	22	993,608	2,376
iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $129.90	73	964,184	62,025
			101,875
TOTAL PURCHASED OPTIONS (Cost $1,239,364)			1,277,272

Total Investments (Cost $1,588,840) - 164.45%			1,623,546
Liabilities in Excess of Other Assets - (64.45)%			(636,295)
TOTAL NET ASSETS - 100.00%			$987,251

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
Invesco QQQ Trust Series 1	2/10/2023	$380.29	28	$(1,015,112)	$(75,648)
SPDR S&P 500® Trust ETF	2/10/2023	$180.18	22	(993,608)	(599,997)
SPDR S&P 500® Trust ETF	2/10/2023	$476.73	22	(993,608)	(49,484)
					(725,129)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	2/10/2023	$124.58	80	(967,520)	(62,981)
SPDR S&P 500® Trust ETF	2/10/2023	$404.39	22	(993,608)	(42,809)
iShares 20+ Year Treasury Bond ETF	2/10/2023	$136.74	73	(964,184)	(89,090)
					(194,880)
Total Options Written (Premiums Received $873,688)					$(920,009)

(a) Exchange-Traded